Recoverable taxes	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Recoverable taxes

11.	Recoverable taxes

	2023	2022
IRPJ and CSLL prepayments	51,699	36,249
PIS and COFINS to recover	92,281	187,322
Taxes withheld by public entities	24,633	10,836
Value added tax (VAT) abroad	4,648	6,037
Other	5,973	7,838
Total	179,234	248,282

Current	165,157	195,175
Non-current	14,077	53,107